Arrangements with third party vendors to operate certain production facilities (Details Textual) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reimbursement Revenues	¥ 111	$ 16	¥ 278	¥ 431